Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 5,349	$ 2,620
Cost of sales	1,291
Gross Profit	4,058	2,620
Operating Expenses
General and administrative	613,930	1,859,969
Professional fees	116,959	288,106
Sales and marketing	24,486	514,911
Amortization and depreciation	472,764	197,322
Research and development	55,273	61,106
Total operating expense	1,283,412	2,921,414
Operating loss	(1,279,354)	(2,918,794)
Other income (expense)
Other income	14,192	71,975
Interest income		104
Interest expense	(6,242)	(13,476)
Disposal of assets	(48,133)
Gain on change in fair value of warrant derivative liability	6,652	159,363
Foreign currency transaction (gain) loss	(141)	50,178
Total other income (expense)	(33,672)	268,144
Net loss before income tax	(1,313,026)	(2,650,650)
Provision for income tax
Net loss after income tax	(1,313,026)	(2,650,650)
Other comprehensive income (loss)
Foreign currency translation (loss) gain
Total other comprehensive income (loss)
Net comprehensive loss	$ (1,313,026)	$ (2,650,650)
Net loss per common share, basic	$ (0.01)	$ (0.02)
Net loss per common share, diluted	$ (0.01)	$ (0.02)
Weighted average number of common shares outstanding, basic	159,723,780	156,711,520
Weighted average number of common shares outstanding, diluted	159,723,780	156,711,520